Other Assets - Additional Information (Details) - EUR (€) € in Millions	Sep. 30, 2025	Sep. 30, 2024
Ockenfels Group GmbH & Co. KG
Disclosure of financial assets [line items]
Due from related party	€ 9.8	€ 9.8